Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ (3,305)	$ (2,578)	$ (5,958)
Foreign	(47)	0	0
State	(369)	(277)	(350)
Total current	(3,721)	(2,855)	(6,308)
Deferred:
Federal	(5,854)	2,023	4,140
Foreign	0	0	0
State	(148)	52	102
Total deferred	(6,002)	2,075	4,242
Total income tax (expense) benefit	$ (9,723)	$ (780)	$ (2,066)